RIGHT OF USE ASSETS AND LEASE LIABILITIES - Lease Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Expenses on short term leases	$ 19	$ 48	$ 107
Expenses on variable lease payments not included in the lease liabilities	749	302	234
Expenses on leases of low value assets	$ 15	$ 33	$ 24
Lease payments percentage	87.00%